GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Changes in Goodwill
The following table summarizes the changes in the carrying amount of goodwill for the years ended March 31, 2023, and March 31, 2022, respectively (in thousands):

	Technology Segment	Product	Professional Services	Managed Services	Total
Balance March 31, 2021
Goodwill	$135,318	$-	$-	$-	$135,318
Accumulated impairment losses	(8,673)	-	-	-	(8,673)
Net carrying amount	$126,645	$-	$-	$-	$126,645

Foreign currency translations	(102)	-	-	-	(102)
Balance March 31, 2022
Goodwill	$135,216	$-	$-	$-	$135,216
Accumulated impairment losses	(8,673)	-	-	-	(8,673)
Net carrying amount	$126,543	$-	$-	$-	$126,543

Acquisitions	9,694	-	-	-	9,694
Foreign currency translations	(132)	-	-	-	(132)
Reporting unit change	(136,105)	106,497	19,712	9,896	-
Balance March 31, 2023
Goodwill	$-	$113,284	$20,968	$10,526	$144,778
Accumulated impairment losses	-	(6,787)	(1,256)	(630)	(8,673)
Net carrying amount	$-	$106,497	$19,712	$9,896	$136,105

Other Intangible Assets
Our other intangible assets consist of the following as of March 31, 2023, and March 31, 2022 (in thousands):

	March 31, 2023			March 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Purchased intangibles	$85,449	$(61,376)	$24,073	$77,224	$(52,087)	$25,137
Capitalized software development	10,516	(9,544)	972	10,517	(8,404)	2,113
Total	$95,965	$(70,920)	$25,045	$87,741	$(60,491)	$27,250

Future Amortization Expense for Customer Relationships and Other Intangible assets
The following table provides the future amortization expense for customer relationships and other intangible assets as of March 31, 2023 (in thousands):

Year ending March 31, 2024	$8,104
2025	6,235
2026	4,448
2027	2,882
2028	1,658
2029 and thereafter	746
Total	$24,073